Goodwill and intangible assets - Summary of Goodwill and Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	€ 127
Ending balance, intangible assets	84	€ 127
Beginning balance	1,295
Ending balance	1,221	1,295
Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	19
Ending balance, intangible assets	13	19
Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	108
Ending balance, intangible assets	71	108
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,168
Ending balance	1,137	1,168
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	262	169
Additions	8	5
Acquisition, business combination (Note 5)		82
Write-off of fully amortized intangible assets	(29)
Exchange differences	(5)	6
Ending balance, intangible assets	236	262
Beginning balance	1,430	1,063
Additions	8	5
Acquisition, business combination (Note 5)		303
Write-off of fully amortized intangible assets	(29)
Exchange differences	(36)	59
Ending balance	1,373	1,430
Cost | Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	69	64
Additions	8	5
Acquisition, business combination (Note 5)		0
Write-off of fully amortized intangible assets	(8)
Exchange differences	(1)	0
Ending balance, intangible assets	68	69
Cost | Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	193	105
Additions	0	0
Acquisition, business combination (Note 5)		82
Write-off of fully amortized intangible assets	(21)
Exchange differences	(4)	6
Ending balance, intangible assets	168	193
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,168	894
Additions	0	0
Acquisition, business combination (Note 5)		221
Write-off of fully amortized intangible assets	0
Exchange differences	(31)	53
Ending balance	1,137	1,168
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(135)	(80)
Amortization charge	(48)	(53)
Write-off of fully amortized intangible assets	29
Exchange differences	2	(2)
Ending balance, intangible assets	(152)	(135)
Write-off of fully amortized intangible assets	29
Accumulated amortization | Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(50)	(33)
Amortization charge	(12)	(17)
Write-off of fully amortized intangible assets	8
Exchange differences	(1)	0
Ending balance, intangible assets	(55)	(50)
Accumulated amortization | Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(85)	(47)
Amortization charge	(36)	(36)
Write-off of fully amortized intangible assets	21
Exchange differences	3	(2)
Ending balance, intangible assets	€ (97)	€ (85)